Warrants (Details) - Schedule of Warrants Outstanding - 3/31/2024 [Member]	5 Months Ended
Jun. 30, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 11.56
Weighted average remaining life	4 years 4 months 24 days
Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)
Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)	9,222,504
Conversion Warrants (Successor)	324,999
Common Warrants (Successor)	612,746
Series A Preferred Warrants (Successor)	2,500